Organization and Basis of Presentation - Schedule of Assets Liabilities Results of Variable Interest Entities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,217,528	$ 661,822	¥ 3,424,674
Accounts receivable, net of allowance for credit losses of RMB15,745 and RMB30,082 (US$4,721) as of December 31, 2020 and 2021, respectively	3,570,975	560,364	2,334,871
Prepayments and other assets	1,687,021	264,730	887,086
Total current assets	12,412,816	1,947,841	9,544,718
Non-current assets:
Property and equipment, net	2,364,103	370,979	1,956,790
Intangible assets, net	1,169,767	183,562	16,573
Prepayments and other assets	29,066	4,561	11,824
Goodwill	4,625,115	725,781	0
Equity investments	207,166	32,509	126,583
Operating lease right-of-use assets	256,451	40,243	266,968
Total non-current assets	8,665,224	1,359,763	2,384,496
Total assets	21,078,040	3,307,604	11,929,214
Current liabilities
Accounts payable	2,938,632	461,135	2,057,355
Long-term bank loan, current portion	0	0	74,351
Amounts due to related parties	836,435	131,255	112,998
Current operating lease liabilities	108,590	17,040	76,469
Total current liabilities	7,515,880	1,179,405	3,465,599
Non-current liabilities
Deferred tax liabilities	205,889	32,308	29
Other liabilities	1,232,677	193,434	40,578
Non-current operating lease liabilities	158,289	24,839	182,958
Amounts due to related parties	472,882	74,206	0
Total non-current liabilities	2,069,737	324,787	223,565
Total liabilities	9,585,617	1,504,192	3,689,164
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents	2,209,647	346,742	1,429,508
Restricted cash	89,704	14,077
Accounts receivable, net of allowance for credit losses of RMB15,745 and RMB30,082 (US$4,721) as of December 31, 2020 and 2021, respectively	3,170,860	497,577	2,258,313
Prepayments and other assets	907,350	142,383	630,121
Amounts due from related parties	184,137	28,895	204,275
Amounts due from subsidiaries of the Group	2,157,428	338,547	1,631,592
Total current assets	8,719,126	1,368,221	6,153,809
Non-current assets:
Property and equipment, net	2,157,093	338,495	1,727,620
Intangible assets, net	93,662	14,698	14,980
Prepayments and other assets	27,036	4,243	9,978
Goodwill	64,082	10,056
Equity investments	162,244	25,460	86,251
Amounts due from related parties	4,712	739	4,712
Operating lease right-of-use assets	184,908	29,016	210,338
Total non-current assets	2,693,737	422,707	2,053,879
Total assets	11,412,863	1,790,928	8,207,688
Current liabilities
Accounts payable	2,733,487	428,944	2,013,428
Accrued expenses and other liabilities	1,208,868	189,698	521,307
Short-term bank loans	1,348,166	211,557	278,488
Long-term bank loan, current portion			74,351
Income tax payable	1,026	161	45
Amounts due to related parties	797,731	125,181	56,795
Current operating lease liabilities	70,672	11,090	56,261
Amounts due to subsidiaries of the Group	1,597,946	250,753	903,879
Total current liabilities	7,757,896	1,217,384	3,904,554
Non-current liabilities
Deferred tax liabilities			29
Other liabilities	6,975	1,095	7,020
Non-current operating lease liabilities	121,057	18,996	146,012
Amounts due to related parties	472,882	74,206
Amounts due to subsidiaries of the Group	7,486,525	1,174,799	7,367,267
Total non-current liabilities	8,087,439	1,269,096	7,520,328
Total liabilities	¥ 15,845,335	$ 2,486,480	¥ 11,424,882